Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Financial Liabilities

The following table specifies financial assets and liabilities:

	September 30, 2024	December 31, 2023
	(EUR’000)
Financial assets by category
Trade receivables	33,098	35,874
Other receivables (excluding income tax and indirect tax receivables)	9,035	3,909
Marketable securities	—	7,275
Cash and cash equivalents	625,515	392,164
Financial assets measured at amortized cost	667,648	439,222
Total financial assets	667,648	439,222
Classified in the statement of financial position
Non-current assets	2,202	2,127
Current assets	665,446	437,095
Total financial assets	667,648	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	422,064	407,095
Royalty funding liabilities	276,802	138,377
Lease liabilities	89,796	98,793
Trade payables and accrued expenses	75,268	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	288	—
Financial liabilities measured at amortized cost	864,218	738,831
Derivative liabilities	168,346	143,296
Financial liabilities measured at fair value through profit or loss	168,346	143,296
Total financial liabilities	1,032,564	882,127
Classified in the statement of financial position
Non-current liabilities	338,930	222,996
Current liabilities	693,634	659,131
Total financial liabilities	1,032,564	882,127

Summary of Fair Value Hierarchy

	September 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	422,064	412,448	407,095	385,410	3
Royalty funding liabilities	276,802	284,174	138,377	143,975	3
Financial liabilities measured at amortized cost	698,866	696,622	545,472	529,385
Derivative liabilities	168,346	168,346	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	168,346	168,346	143,296	143,296

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2024	2023
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950
Remeasurement recognized in finance (income) or expense	25,050	(64,597)
September 30	168,346	93,353

Summary of Maturity Analysis For Financial Liabilities	The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2024:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
September 30, 2024
Borrowings (excluding lease liabilities)	26,538	928,162	47,221	1,001,921	698,866
Lease liabilities	14,416	49,223	39,649	103,288	89,796
Trade payables, accrued expenses and other liabilities	75,556	—	—	75,556	75,556
Total financial liabilities	116,510	977,385	86,870	1,180,765	864,218

“Borrowings (excluding lease liabilities)” comprise convertible notes and royalty funding liabilities. Further details regarding classification of convertible notes as current liabilities in the consolidated statement of financial position are provided in Note 2, “Summary of Material Accounting Policies,” section “New and Amended Standards and Interpretations.” Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future commercial revenue. Further details regarding the payment structure of the royalty funding agreements are provided above.